Intangible assets - Narrative (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 64,600,000	SFr 70,300,000	SFr 57,500,000
Research and development expense	8,900,000	8,200,000
Impairment loss recognised in profit or loss, goodwill	0	0
Goodwill expected to be deductible for tax purposes	SFr 0
SLIA 2019
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.30%
Intangible assets under development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 300,000	300,000
Patents, licenses and other rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 50,900,000	54,200,000	41,900,000
Patents, licenses and other rights | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Patents, licenses and other rights | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 11,900,000	SFr 14,400,000	SFr 13,800,000
Useful life measured as period of time, intangible assets other than goodwill	4 years
IT development cost capitalized
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years